Summary of Significant Accounting Policies - Schedule of Amounts and Percentages of Total Revenues (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	$ 2,181	¥ 14,795	¥ 17,729
Total revenues percentage	100.00%	100.00%	100.00%
Sourcing services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount			¥ 2,812
Total revenues percentage			15.90%
Product sales [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	$ 1,985	¥ 13,470	¥ 13,899
Total revenues percentage	91.00%	91.00%	78.40%
Battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	$ 6	¥ 39	¥ 1,018
Total revenues percentage	0.30%	0.30%	5.70%
Two-wheeled vehicle battery-swapping services [Member]
Schedule of Amounts and Percentages of Total Revenues [Line Items]
Total revenues amount	$ 190	¥ 1,286
Total revenues percentage	8.70%	8.70%